Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Loss before tax	$ (628,767)	$ (619,576)
Foreign exchange loss	3,824	1,460
Write off loans payable	(109,398)
Accrued interest	10,342	6,667
Accrued dividends payable	601,870	505,098
Decrease in trade receivables	1,750	9,850
Increase in prepaid expenses	(674)	(1,343)
Increase in trade and other payables	88,728	50,862
Cash used in operating activities	(32,325)	(46,982)
Proceeds from loans payable	25,575	48,810
Cash from financing activities	25,575	48,810
Increase (decrease) in cash and cash equivalents	(6,750)	1,828
Cash and cash equivalents, beginning of year	9,786	7,958
Cash and cash equivalents, end of year	3,036	9,786
Interest paid
Taxes paid